Schedule of Investments
(unaudited)
December 31, 2023
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.9%
BWX Technologies, Inc. .............. 604,450 $ 46,379,449
Curtiss-Wright Corp. ................. 164,183 36,578,331
Hexcel Corp. ...................... 272,859 20,123,351
Woodward, Inc. .................... 399,373 54,366,646
157,447,777
Air Freight & Logistics — 0.4%
GXO Logistics, Inc.
(a)(b)
............... 495,751 30,320,131
Automobile Components — 1.0%
Autoliv, Inc. ....................... 297,277 32,756,952
Fox Factory Holding Corp.
(a)(b)
.......... 107,118 7,228,323
Gentex Corp. ..................... 985,753 32,194,693
Visteon Corp.
(b)
.................... 82,592 10,315,741
82,495,709
Banks — 1.7%
Bank OZK ....................... 362,221 18,049,472
Commerce Bancshares, Inc. ........... 322,359 17,217,194
Cullen/Frost Bankers, Inc. ............. 178,088 19,320,767
East West Bancorp, Inc. .............. 502,666 36,166,819
First Financial Bankshares , Inc. ......... 338,964 10,270,609
Hancock Whitney Corp. .............. 296,218 14,393,233
International Bancshares Corp. ......... 151,083 8,206,828
Pinnacle Financial Partners, Inc. ......... 208,398 18,176,474
141,801,396
Beverages — 1.1%
Boston Beer Co., Inc. (The), Class A
(b)
..... 28,554 9,867,977
Celsius Holdings, Inc.
(a)(b)
.............. 980,120 53,436,142
Coca-Cola Consolidated, Inc. ........... 30,941 28,725,625
92,029,744
Biotechnology — 2.6%
(b)
Arrowhead Pharmaceuticals, Inc. ........ 706,949 21,632,640
Exelixis , Inc. ...................... 2,055,285 49,306,287
Halozyme Therapeutics, Inc.
(a)
.......... 874,554 32,323,516
Neurocrine Biosciences, Inc. ........... 649,566 85,586,816
United Therapeutics Corp. ............. 139,798 30,740,182
219,589,441
Broadline Retail — 0.4%
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.... 407,383 30,916,296
Building Products — 6.4%
Advanced Drainage Systems, Inc.
(a)
...... 453,259 63,746,346
Carlisle Cos., Inc. .................. 321,854 100,556,845
Fortune Brands Innovations, Inc. ........ 333,887 25,422,156
Lennox International, Inc. ............. 211,467 94,635,712
Owens Corning .................... 587,573 87,095,946
Simpson Manufacturing Co., Inc. ........ 282,097 55,849,564
Trex Co., Inc.
(a)(b)
................... 717,939 59,438,170
UFP Industries, Inc. ................. 408,571 51,296,089
538,040,828
Capital Markets — 2.4%
Carlyle Group, Inc. (The) .............. 687,160 27,960,540
Evercore, Inc., Class A ............... 158,328 27,082,005
Houlihan Lokey, Inc., Class A ........... 341,020 40,891,708
Interactive Brokers Group, Inc., Class A
(a)
... 417,892 34,643,247
Morningstar, Inc. ................... 172,154 49,277,361
SEI Investments Co. ................. 331,049 21,038,164
200,893,025
Security
Shares
Shares Value
Chemicals — 2.5%
Axalta Coating Systems Ltd.
(b)
.......... 1,454,591 $ 49,412,456
Cabot Corp. ...................... 245,048 20,461,508
Livent Corp.
(b)
..................... 724,703 13,030,160
NewMarket Corp. ................... 45,563 24,869,652
Olin Corp. ........................ 332,616 17,944,633
RPM International, Inc. ............... 459,818 51,329,484
Scotts Miracle-Gro Co. (The) ........... 105,031 6,695,726
Westlake Corp. .................... 211,890 29,656,125
213,399,744
Commercial Services & Supplies — 2.2%
Brink's Co. (The) ................... 298,259 26,231,879
Clean Harbors, Inc.
(a)(b)
............... 332,937 58,100,836
MSA Safety, Inc. ................... 244,144 41,218,831
Tetra Tech, Inc. .................... 352,013 58,761,530
184,313,076
Communications Equipment — 0.3%
(a)(b)
Calix, Inc. ........................ 189,101 8,261,823
Ciena Corp. ...................... 401,259 18,060,667
26,322,490
Construction & Engineering — 1.8%
AECOM ......................... 422,483 39,050,104
Comfort Systems USA, Inc. ............ 236,043 48,546,964
EMCOR Group, Inc. ................. 311,019 67,002,823
154,599,891
Construction Materials — 0.8%
Eagle Materials, Inc. ................. 230,556 46,765,979
Knife River Corp.
(a)(b)
................. 265,847 17,593,754
64,359,733
Consumer Finance — 0.5%
FirstCash Holdings, Inc. .............. 244,883 26,542,868
SLM Corp. ....................... 597,448 11,423,206
37,966,074
Consumer Staples Distribution & Retail — 1.0%
Casey's General Stores, Inc. ........... 246,381 67,690,716
Sprouts Farmers Market, Inc.
(a)(b)
........ 275,242 13,241,893
80,932,609
Containers & Packaging — 0.8%
AptarGroup, Inc. ................... 256,949 31,764,035
Crown Holdings, Inc. ................ 375,322 34,563,403
66,327,438
Diversified Consumer Services — 1.3%
Grand Canyon Education, Inc.
(b)
......... 195,684 25,838,115
H&R Block, Inc.
(a)
................... 951,167 46,007,948
Service Corp. International ............ 498,853 34,146,488
105,992,551
Diversified Telecommunication Services — 0.2%
Iridium Communications, Inc. ........... 409,805 16,867,574
Electric Utilities — 0.1%
IDACORP, Inc. .................... 130,452 12,826,041
Electrical Equipment — 1.2%
Acuity Brands, Inc.
(a)
................. 104,156 21,334,274
EnerSys ......................... 114,679 11,577,992
nVent Electric plc ................... 1,096,882 64,814,757
97,727,023
Electronic Equipment, Instruments & Components — 1.4%
Cognex Corp. ..................... 501,449 20,930,481
IPG Photonics Corp.
(a)(b)
.............. 87,712 9,520,261

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Littelfuse , Inc. ..................... 115,261 $ 30,839,233
Novanta , Inc.
(a)(b)
................... 137,157 23,098,610
Vontier Corp. ...................... 1,019,305 35,216,988
119,605,573
Energy Equipment & Services — 1.2%
ChampionX Corp. .................. 864,080 25,239,777
Valaris Ltd.
(a)(b)
..................... 413,841 28,377,077
Weatherford International plc
(b)
.......... 476,624 46,628,126
100,244,980
Entertainment — 0.2%
TKO Group Holdings, Inc. ............. 170,523 13,911,266
Financial Services — 1.4%
Equitable Holdings, Inc. .............. 365,130 12,158,829
Euronet Worldwide, Inc.
(b)
............. 156,501 15,883,286
MGIC Investment Corp. .............. 696,527 13,436,006
Voya Financial, Inc. ................. 276,202 20,151,698
WEX, Inc.
(b)
....................... 282,510 54,962,321
116,592,140
Food Products — 0.3%
Ingredion, Inc. ..................... 155,327 16,857,639
Lancaster Colony Corp. .............. 64,517 10,734,984
27,592,623
Ground Transportation — 1.9%
Avis Budget Group, Inc. .............. 121,968 21,620,048
Landstar System, Inc. ................ 161,713 31,315,722
Saia, Inc.
(a)(b)
...................... 175,515 76,914,183
XPO, Inc.
(a)(b)
...................... 360,598 31,584,779
161,434,732
Health Care Equipment & Supplies — 2.3%
(b)
Haemonetics Corp.
(a)
................ 201,565 17,235,823
Inari Medical, Inc.
(a)
................. 192,771 12,514,693
Lantheus Holdings, Inc.
(a)
............. 452,954 28,083,148
LivaNova plc ...................... 132,604 6,860,931
Masimo Corp.
(a)
.................... 182,192 21,354,725
Penumbra, Inc.
(a)
................... 255,167 64,184,707
Shockwave Medical, Inc.
(a)
............. 243,838 46,465,769
196,699,796
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.
(b)
........... 609,442 47,390,210
Amedisys, Inc.
(b)
................... 90,273 8,581,351
Chemed Corp. ..................... 59,817 34,977,991
Encompass Health Corp. ............. 298,608 19,923,126
HealthEquity, Inc.
(b)
.................. 289,134 19,169,584
Option Care Health, Inc.
(b)
............. 644,980 21,729,376
Progyny, Inc.
(a)(b)
................... 551,996 20,523,211
172,294,849
Health Care REITs — 0.2%
Omega Healthcare Investors, Inc. ........ 665,013 20,389,299
Health Care Technology — 0.1%
Doximity , Inc., Class A
(a)(b)
............. 389,966 10,934,647
Hotel & Resort REITs — 0.2%
Park Hotels & Resorts, Inc. ............ 1,386,160 21,208,248
Hotels, Restaurants & Leisure — 5.2%
Boyd Gaming Corp. ................. 460,007 28,801,038
Choice Hotels International, Inc.
(a)
........ 80,399 9,109,207
Churchill Downs, Inc.
(a)
............... 448,780 60,553,885
Hilton Grand Vacations, Inc.
(a)(b)
......... 291,918 11,729,265
Hyatt Hotels Corp., Class A
(a)
........... 292,767 38,179,744
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Light & Wonder, Inc., Class A
(b)
.......... 595,136 $ 48,866,617
Planet Fitness, Inc., Class A
(b)
.......... 564,505 41,208,865
Texas Roadhouse, Inc. ............... 441,451 53,958,556
Travel + Leisure Co. ................. 335,112 13,099,528
Vail Resorts, Inc. ................... 166,048 35,446,267
Wendy's Co. (The) .................. 595,939 11,608,892
Wingstop , Inc.
(a)
.................... 194,415 49,883,001
Wyndham Hotels & Resorts, Inc. ........ 361,458 29,064,838
431,509,703
Household Durables — 2.7%
KB Home ........................ 253,243 15,817,558
Tempur Sealy International, Inc. ......... 1,138,888 58,049,121
Toll Brothers, Inc. ................... 710,568 73,039,285
TopBuild Corp.
(a)(b)
.................. 210,065 78,618,927
225,524,891
Independent Power and Renewable Electricity Producers — 1.0%
Vistra Corp. ...................... 2,222,026 85,592,441
Industrial REITs — 1.3%
EastGroup Properties, Inc. ............ 190,153 34,900,682
First Industrial Realty Trust, Inc. ......... 418,760 22,056,089
Rexford Industrial Realty, Inc. .......... 544,638 30,554,192
STAG Industrial, Inc. ................ 599,537 23,537,822
111,048,785
Insurance — 2.5%
Erie Indemnity Co., Class A, NVS ........ 95,518 31,990,888
Kinsale Capital Group, Inc.
(a)
........... 145,493 48,727,061
Primerica, Inc. ..................... 231,533 47,640,230
RenaissanceRe Holdings Ltd. .......... 190,708 37,378,768
RLI Corp. ........................ 172,783 23,000,873
Selective Insurance Group, Inc. ......... 219,963 21,881,919
210,619,739
Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc.
(a)(b)
......... 645,630 11,937,699
IT Services — 1.2%
GoDaddy, Inc., Class A
(a)(b)
............. 931,026 98,837,720
Leisure Products — 0.8%
Brunswick Corp. ................... 277,050 26,804,588
Mattel, Inc.
(a)(b)
..................... 1,028,973 19,427,010
YETI Holdings, Inc.
(a)(b)
............... 368,005 19,055,299
65,286,897
Life Sciences Tools & Services — 2.0%
Azenta , Inc.
(a)(b)
.................... 254,728 16,592,982
Bruker Corp. ...................... 368,369 27,067,754
Medpace Holdings, Inc.
(a)(b)
............ 154,112 47,239,952
Repligen Corp.
(a)(b)
.................. 343,280 61,721,744
Sotera Health Co.
(b)
................. 653,011 11,003,235
163,625,667
Machinery — 6.9%
Chart Industries, Inc.
(a)(b)
.............. 277,384 37,815,761
Crane Co. ........................ 322,674 38,120,706
Donaldson Co., Inc. ................. 454,793 29,720,723
Esab Corp. ....................... 375,085 32,489,863
Flowserve Corp. ................... 390,650 16,102,593
Graco, Inc. ....................... 1,115,896 96,815,137
ITT, Inc. ......................... 542,782 64,764,748
Lincoln Electric Holdings, Inc. .......... 378,162 82,235,109
Middleby Corp. (The)
(a)(b)
.............. 176,871 26,030,105
RBC Bearings, Inc.
(a)(b)
............... 192,260 54,772,951
Terex Corp. ....................... 249,229 14,320,698

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Timken Co. (The) ................... 167,320 $ 13,410,698
Toro Co. (The) ..................... 329,998 31,676,508
Watts Water Technologies, Inc., Class A .... 181,191 37,749,333
576,024,933
Marine Transportation — 0.2%
Kirby Corp.
(a)(b)
..................... 164,043 12,874,095
Media — 0.6%
New York Times Co. (The), Class A ....... 1,081,503 52,982,832
Metals & Mining — 1.7%
MP Materials Corp., Class A
(a)(b)
......... 379,085 7,524,837
Reliance Steel & Aluminum Co. ......... 379,954 106,265,535
Royal Gold, Inc. .................... 226,155 27,355,709
141,146,081
Office REITs — 0.1%
COPT Defense Properties ............. 291,938 7,482,371
Oil, Gas & Consumable Fuels — 5.0%
Antero Midstream Corp. .............. 1,307,383 16,381,509
Chord Energy Corp. ................. 272,783 45,344,718
Civitas Resources, Inc. ............... 563,760 38,549,909
CNX Resources Corp.
(a)(b)
............. 1,051,686 21,033,720
DT Midstream, Inc. .................. 402,944 22,081,331
Equitrans Midstream Corp. ............ 1,173,346 11,944,662
Matador Resources Co. .............. 732,087 41,626,467
Murphy Oil Corp. ................... 417,749 17,821,172
Ovintiv , Inc. ....................... 1,677,922 73,694,334
Permian Resources Corp., Class A ....... 2,751,794 37,424,399
Range Resources Corp. .............. 1,594,827 48,546,534
Southwestern Energy Co.
(b)
............ 7,279,445 47,680,365
422,129,120
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. ............... 276,168 19,560,979
Personal Care Products — 0.7%
(b)
BellRing Brands, Inc. ................ 460,342 25,516,757
Coty, Inc., Class A
(a)
................. 2,477,688 30,772,885
56,289,642
Pharmaceuticals — 0.3%
Jazz Pharmaceuticals plc
(b)
............ 175,059 21,532,257
Professional Services — 2.7%
CACI International, Inc., Class A
(a)(b)
...... 54,567 17,672,069
ExlService Holdings, Inc.
(a)(b)
........... 622,370 19,200,114
Exponent, Inc. ..................... 170,748 15,032,654
FTI Consulting, Inc.
(a)(b)
............... 234,670 46,734,530
Insperity, Inc. ...................... 117,068 13,722,711
KBR, Inc. ........................ 409,950 22,715,330
Maximus, Inc. ..................... 293,107 24,579,953
Paylocity Holding Corp.
(a)(b)
............ 285,874 47,126,329
Science Applications International Corp. ... 122,563 15,237,032
222,020,722
Residential REITs — 0.7%
Equity LifeStyle Properties, Inc. ......... 788,579 55,626,363
Retail REITs — 0.5%
Brixmor Property Group, Inc. ........... 875,637 20,376,073
NNN REIT, Inc. .................... 446,904 19,261,562
39,637,635
Semiconductors & Semiconductor Equipment — 4.2%
Allegro MicroSystems , Inc.
(a)(b)
.......... 165,779 5,018,130
Cirrus Logic, Inc.
(b)
.................. 203,346 16,916,354
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp.
(a)(b)
......... 912,534 $ 62,955,721
MACOM Technology Solutions Holdings, Inc.
(a)
(b)
........................... 224,836 20,898,506
MKS Instruments, Inc. ............... 203,941 20,979,411
Onto Innovation, Inc.
(b)
............... 324,400 49,600,760
Power Integrations, Inc. .............. 188,119 15,446,451
Rambus, Inc.
(b)
.................... 710,530 48,493,673
Silicon Laboratories, Inc.
(a)(b)
............ 210,098 27,789,662
Synaptics , Inc.
(b)
................... 106,201 12,115,410
Universal Display Corp. .............. 288,015 55,085,749
Wolfspeed , Inc.
(a)(b)
.................. 389,869 16,963,200
352,263,027
Software — 4.4%
Aspen Technology, Inc.
(a)(b)
............. 92,779 20,425,297
Blackbaud, Inc.
(a)(b)
.................. 176,709 15,320,670
CommVault Systems, Inc.
(b)
............ 173,718 13,871,382
Dolby Laboratories, Inc., Class A ........ 224,739 19,368,007
Dropbox, Inc., Class A
(a)(b)
............. 1,693,242 49,916,774
Dynatrace, Inc.
(b)
................... 1,576,507 86,219,168
Manhattan Associates, Inc.
(a)(b)
.......... 407,020 87,639,546
Qualys, Inc.
(a)(b)
.................... 243,114 47,718,416
Teradata Corp.
(b)
................... 645,560 28,088,316
368,567,576
Specialized REITs — 1.8%
CubeSmart ....................... 818,774 37,950,175
EPR Properties .................... 309,166 14,979,093
Gaming & Leisure Properties, Inc. ....... 758,430 37,428,520
Lamar Advertising Co., Class A ......... 335,499 35,656,834
National Storage Affiliates Trust ......... 249,789 10,358,750
Rayonier, Inc. ..................... 342,313 11,436,677
147,810,049
Specialty Retail — 5.0%
Burlington Stores, Inc.
(a)(b)
............. 257,308 50,041,260
Dick's Sporting Goods, Inc. ............ 215,630 31,686,828
Five Below, Inc.
(a)(b)
.................. 368,153 78,475,493
Floor & Decor Holdings, Inc., Class A
(b)
.... 704,558 78,600,490
Murphy USA, Inc.
(a)
................. 127,951 45,622,209
RH
(a)(b)
.......................... 45,991 13,405,457
Valvoline, Inc.
(a)(b)
................... 915,805 34,415,952
Williams-Sonoma, Inc. ............... 424,077 85,570,257
417,817,946
Technology Hardware, Storage & Peripherals — 1.0%
Super Micro Computer, Inc.
(a)(b)
.......... 306,650 87,168,329
Textiles, Apparel & Luxury Goods — 2.8%
Capri Holdings Ltd.
(b)
................ 369,333 18,555,290
Columbia Sportswear Co. ............. 109,058 8,674,473
Crocs, Inc.
(b)
...................... 400,090 37,372,407
Deckers Outdoor Corp.
(a)(b)
............. 170,113 113,708,633
Skechers USA, Inc., Class A
(b)
.......... 883,125 55,054,012
233,364,815
Trading Companies & Distributors — 1.7%
Core & Main, Inc., Class A
(a)(b)
.......... 515,637 20,836,891
GATX Corp. ...................... 86,663 10,418,626
MSC Industrial Direct Co., Inc., Class A .... 165,703 16,779,086
Watsco , Inc. ...................... 223,896 95,932,719
143,967,322

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Water Utilities — 0.4%
Essential Utilities, Inc. ................ 796,374 $ 29,744,569
Total Long-Term Investments — 99.6%
(Cost: $6,743,936,890) ........................... 8,328,070,949
Short-Term Securities
Money Market Funds — 5.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(e)
............ 423,064,567 423,360,712
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.33% .................. 29,366,225 29,366,225
Total Short-Term Securities — 5.4%
(Cost: $452,361,403) ............................. 452,726,937
Total Investments — 105.0%
(Cost: $7,196,298,293 ) ........................... 8,780,797,886
Liabilities in Excess of Other Assets — (5.0)% ............ (414,973,195)
Net Assets — 100.0% ..............................
$ 8,365,824,691
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 464,469,730 $ — $ (41,279,012)
(a)
$ 75,456 $ 94,538 $ 423,360,712 423,064,567 $ 814,509
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 8,491,759 20,874,466
(a)
— — — 29,366,225 29,366,225 777,729 —
$ 75,456 $ 94,538 $ 452,726,937 $ 1,592,238 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 42 03/15/24 $ 11,800 $ 486,877

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
S&P Mid-Cap 400 Growth ETF

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/28 $ 25,436,600 $ (334,462)
(c)
$ 24,877,797 0.3%
(b)
Range: 40 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) HSBC
(c)
Amount includes $224,341 of net dividends and financing fees.
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Financial Services
$
Equitable Holdings, Inc. ..... 747,081 $ 24,877,797 100.0%
Net Value of Reference Entity — HSBC Bank plc $ 24,877,797

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
S&P Mid-Cap 400 Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 8,328,070,949 $ — $ — $ 8,328,070,949
Short-Term Securities
Money Market Funds ...................................... 452,726,937 — — 452,726,937
$ 8,780,797,886 $ — $ — $ 8,780,797,886
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 486,877 $ — $ — $ 486,877
Liabilities
Equity contracts ........................................... — (334,462) — (334,462)
$ 486,877 $ (334,462) $ — $ 152,415
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
NVS Non-Voting Shares
OTC Over-the-counter
REIT Real Estate Investment Trust